787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

April 8, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Fund we are transmitting for filing with the Securities and Exchange Commission the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Ares Multi-Strategy Credit Fund, Inc. with and into the Fund.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8865 or Kevin D. Michel at (212) 728-8807.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Daniel J. Hall, Esq., Ares Capital Management II LLC
Cory Nikolaus, Esq., Ares Capital Management II LLC
P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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